Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ (1,242)	€ 39,349	€ (10,654)
Profit (loss)		5,618	2,060	4,345
Adjustments to reconcile profit (loss)		7,688	11,653	9,582
Adjustments for depreciation expense		1,234	1,288	1,386
Other adjustments to reconcile profit (loss)		6,454	10,365	8,196
Net increase decrease in operating assets		(38,267)	(57,370)	(37,127)
Adjustments for decrease (increase) in financial assets held for trading		(17,031)	(10,351)	(9,604)
Non tradign financial assets mandatorily at fair value through profit or loss operating assets		(908)	(241)	(318)
Adjustments For Decrease Increase In Other Financial Assets Designated At Fair Value Through Profit Or Loss		25	97	99
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income		7,116	(16,649)	(3,755)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(28,062)	(30,212)	(26,559)
Adjustments for decrease (increase) in other assets		592	(15)	3,010
Net increase Decrease in operating liabilities		25,266	84,961	14,148
Adjustments for increase (decrease) in financial liabilities held for trading		6,479	247	6,001
Other financial liabilities designated at fair value through profit or loss operating activities		(837)	647	2,680
Financial liabilities at amortized cost operating activities		19,682	84,853	8,016
Adjustments for increase (decrease) in other liabilities		(58)	(787)	(2,549)
Income taxes paid (refund), classified as operating activities		(1,546)	(1,955)	(1,602)
Cash flows from (used in) investing activities		(1,634)	(37)	97
Outflows of cash from investing activities		(12,472)	(1,185)	(1,494)
Purchase of property, plant and equipment, classified as investing activities		(396)	(632)	(852)
Purchase of intangible assets, classified as investing activities		(550)	(491)	(528)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(50)	(62)	(114)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		0	0	0
Purchase Of Non Current Assets And Liabilities Held For Sale Classified As Investing Activities		(11,476)	0	0
Other Outflows Of Cash Classified As Investing Activities		0	0	0
Inflows of cash from investing activities		10,838	1,148	1,592
Proceeds from sales of property, plant and equipment		78	558	128
Proceeds from sales of intangible assets		0	0	0
Other cash receipts from sales of interests in joint ventures		80	307	98
Cash flows from losing control of subsidiaries or other businesses		10	0	5
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		10,670	283	1,198
Proceeds From Other Collections Related To Investing Activities		0	0	162
Cash flows from (used in) financing activities		(4,349)	(2,069)	(2,703)
Investments in Financing Activities		(4,786)	(5,316)	(7,418)
Dividends paid, classified as financing activities		(926)	(1,065)	(2,147)
Repayments of subordinated liabilities		(2,301)	(2,820)	(3,571)
Payments ForTreasury Stock Amortization		0	0	0
Payments For Treasury Stock Acquisition		(1,022)	(807)	(1,088)
Other Outflows Of Cash Classified As Financing Activities		(538)	(624)	(612)
Disinvestments In Financing Activities		438	3,247	4,716
Proceeds from issue of subordinated liabilities		0	2,425	3,381
Proceeds from issuing shares		0	0	0
Proceeds From Treasury Stock Disposal		438	822	1,335
Other Inflows Of Cash Classified As Financing Activities		0	0	0
Effect of exchange rate changes on cash and cash equivalents		(1,864)	(4,658)	(634)
Increase decrease in cash and cash equivalents including companies held for sale		(9,089)	32,585	(13,893)
Cash and cash equivalents including balance of companies for sale		76,888	44,303	58,196
Cash and cash equivalents including balance of companies for sale		67,799	76,888	44,303
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		6,877	6,447	7,060
Cash and bank balances at central banks	[1]	55,004	53,079	31,756
Other financial assets		5,918	5,994	5,488
Bank overdrafts		0	0	0
Cash and cash equivalents at end of period		67,799	65,520	44,303
Total cash and cash equivalents classified as non current assets and disposable groups classified as held for sale in usa		€ 0	€ 11,368	€ 0

[1]	(*) The variation in 2020 with respect to 2019 is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.